As filed with the Securities and Exchange Commission on September 28, 2007


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-21168

               NEUBERGER BERMAN INTERMEDIATE MUNICIPAL FUND INC.
               -------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180
              (Address of Principal Executive Offices - Zip Code)

      Registrant's telephone number, including area code: (212) 476-8800

                   Peter E. Sundman, Chief Executive Officer
               Neuberger Berman Intermediate Municipal Fund Inc.
                          605 Third Avenue, 2nd Floor
                         New York, New York  10158-0180

                             Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                              1601 K Street, N.W.
                          Washington, D.C. 20006-1600
                  (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                                           JULY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc.
--------------------------------------------------------

PRINCIPAL AMOUNT               SECURITY(@)                                              RATING                             VALUE(+)
($000's omitted)                                                                    Moody's  S&P                 ($000's omitted)
ALABAMA (1.5%)
     4,210  DCH Hlth. Care Au. Hlth. Care Fac. Rev., Ser. 2002, 5.25%, due          A1         A(+)                    4,416
            6/1/14                                                                                               -----------

ALASKA (0.1%)
       200  Valdez Marine Term. Ref. Rev. (BP Pipelines, Inc. Proj.), Ser.          Aa1        AA(+)                     200(u)(B)
            2001, 3.69%, due 8/1/07                                                                              -----------

ARIZONA (1.9%)
     1,465  Arizona Energy Management Svcs. (Main) LLC Energy Conservation Rev.     Aaa        AAA                     1,551
            (Arizona St. Univ. Proj.-Main Campus), Ser. 2002, (MBIA Insured),
            5.25%, due 7/1/17
     1,750  Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2003, 6.15%, due                                              1,853(^^)
            7/15/17
     2,325  Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2006, 5.05%, due                                              2,323(^^)
            7/15/18                                                                                              -----------
                                                                                                                   5,727
                                                                                                                 -----------
CALIFORNIA (8.0%)
     3,500  California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Republic        Baa2       BBB(+)                  3,610(B)
            Svc., Inc. Proj.), Ser. 2002 B, 5.25%, due 6/1/23 Putable 12/1/17
     2,000  California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Waste                      BBB                     2,005(B)
            Management, Inc. Proj.), Ser. 2005 C, 5.13%, due 11/1/23
     2,500  California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A,        Aaa        A(-)                    2,736
            5.75%, due 5/1/17 Pre-Refunded 5/1/12
     3,460  California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A,        Aaa        A(-)                    3,731
            5.38%, due 5/1/22 Pre-Refunded 5/1/12
     1,500  California St. Pub. Works Board Lease Rev., Ser. 2002 A, (AMBAC         Aaa        AAA                     1,592
            Insured), 5.25%, due 12/1/17
     1,240  California Statewide CDA Hlth. Fac. Rev. (Mem. Hlth. Svcs.), Ser.       A3         A(+)                    1,333(B)
            2003 A, 6.00%, due 10/1/16
     1,270  California Statewide CDA Rev. (California Baptist Univ.), Ser. 2007                                        1,281(B)(^^)
            A, 5.30%, due 11/1/18
     3,000  Golden St. Tobacco Securitization Corp. Tobacco Settlement Asset-       Aaa        AAA                     3,275
            Backed Rev., Ser. 2003 A-1, 6.25%, due 6/1/33
     2,080  Oakland Redev. Agcy. Sub. Tax Allocation Rev. (Central Dist. Redev.     Aaa        AAA                     2,238
            Proj.), Ser. 2003, (FGIC Insured), 5.50%, due 9/1/18
       740  San Diego Redev. Agcy. Sub. Parking Rev. (Centre City Redev.            Baa2                                 755
            Proj.), Ser. 2003 B, 5.00%, due 9/1/17
     1,500  Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev., Ser. 2006,                                         1,506(^^)
            4.88%, due 3/1/16                                                                                    -----------
                                                                                                                      24,062
                                                                                                                 -----------
COLORADO (5.3%)
     4,220  Colorado Springs Util. Sys. Sub. Lien Ref. Rev., Ser. 2002 A,           Aaa        AAA                     4,504
            (AMBAC Insured), 5.38%, due 11/15/18
     4,000  Denver City & Co. Arpt. Sys. Ref. Rev., Ser. 2002 E, (FGIC              Aaa        AAA                     4,199
            Insured), 5.25%, due 11/15/14
     2,000  Denver City & Co. Arpt. Sys. Rev., Ser. 1991 D, (XLCA Insured),         A1         AAA                     2,214
            7.75%, due 11/15/13
     4,610  Thornton Cert. of Participation, Ser. 2002, (AMBAC Insured), 5.38%,     Aaa        AAA                     4,945
            due 12/1/16 Pre-Refunded 12/1/12                                                                     -----------
                                                                                                                      15,862
                                                                                                                 -----------

See Notes to Schedule of Investments

                                                                                                           JULY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc.cont'd
--------------------------------------------------------------

PRINCIPAL AMOUNT               SECURITY(@)                                              RATING                             VALUE(+)
($000's omitted)                                                                    Moody's  S&P                 ($000's omitted)
CONNECTICUT (0.8%)
     2,400  Mashantucket Western Pequot Tribe Spec. Rev., Sub. Ser. 1997 B,         Baa3                               2,451(n)
            5.70%, due 9/1/12                                                                                    -----------

DISTRICT OF COLUMBIA (1.6%)
     4,495  Dist. of Columbia (Washington, D.C.) Ref. G.O., Ser. 2002 C, (XLCA      Aaa        AAA                     4,735
            Insured), 5.25%, due 6/1/13                                                                          -----------

FLORIDA (8.8%)
     2,500  Broward Co. G.O., Ser. 2001 A, 5.25%, due 1/1/18 Pre-Refunded           Aa1        AA(+)                   2,637
            1/1/11
     2,580  Fiddlers Creek Comm. Dev. Dist. Number 2 Spec. Assessment Rev.,                                            2,654(^^)
            Ser. 2003 A, 6.00%, due 5/1/16
     1,750  Miami Beach Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai Med. Ctr.       Ba1        BB(+)                   1,822(B)
            of Florida Proj.), Ser. 2004, 6.25%, due 11/15/09
     8,140  Orange Co. Sales Tax Ref. Rev., Ser. 2002 A, (FGIC Insured), 5.13%,     Aaa        AAA                     8,521
            due 1/1/18
     2,085  Palm Beach Co. Hlth. Fac. Au. Hosp. Ref. Rev. (BRCH Corp. Oblig.                   A                       2,145(B)
            Group), Ser. 2001, 5.00%, due 12/1/12
     7,000  Palm Beach Co. Sch. Board Cert. of Participation, Ser. 2001 B,          Aaa        AAA                     7,425
            (AMBAC Insured), 5.38%, due 8/1/17
     1,000  Sarasota Co. Util. Sys. Ref. Rev., Ser. 2002 C, (FGIC Insured),         Aaa        AAA                     1,055
            5.25%, due 10/1/20                                                                                   -----------
                                                                                                                      26,259
                                                                                                                 -----------
GEORGIA (2.6%)
     4,575  Henry Co. Wtr. & Swr. Au. Wtr. & Swr. Ref. Rev., Ser. 2002 A, (MBIA     Aaa        AAA                     4,893
            Insured), 5.13%, due 2/1/17
     2,710  Newnan Hosp. Au. Rev. Anticipation Cert. (Newnan Hosp., Inc.            Aaa                                2,894(B)
            Proj.), Ser. 2002, (MBIA Insured), 5.50%, due 1/1/18                                                 -----------
                                                                                                                       7,787
                                                                                                                 -----------
ILLINOIS (10.8%)
     5,940  Chicago G.O., Ser. 2002 A, (AMBAC Insured), 5.38%, due 1/1/17 Pre-      Aaa        AAA                     6,333
            Refunded 7/1/12
       180  Chicago G.O., Ser. 2002 A, (AMBAC Insured), 5.38%, due 1/1/17           Aaa        AAA                       191
     1,500  Chicago Metro. Wtr. Reclamation Dist. Cap. Imp. G.O., Ser. 2002 C,      Aaa                                1,607
            5.38%, due 12/1/16 Pre-Refunded 12/1/12
     5,130  Illinois Ed. Fac. Au. Rev. (Field Museum of Natural History), Ser.      A2         A                       5,155(B)
            2002, 4.30%, due 11/1/36
     4,000  Illinois Fin. Au. Rev. (Clare Oaks Proj.), Ser. 2006 A, 5.75%, due                                         4,170(B)(^^)
            11/15/16
     5,000  Illinois G.O., Ser. 2002, (MBIA Insured), 5.25%, due 10/1/14            Aaa        AAA                     5,301
     3,000  Illinois Hlth. Fac. Au. Rev. (Loyola Univ. Hlth. Sys.), Ser. 1997       Aaa        AAA                     3,363(B)
            A, (MBIA Insured), 6.00%, due 7/1/14
     1,670  Illinois Metro. Pier & Exposition Au. Dedicated St. Tax Ref. Rev.,      Aaa        AAA                     1,858
            Ser. 1998 A, 5.50%, due 6/15/17
     2,000  Kane, Cooke, & DuPage Cos. Elgin Sch. Dist. Number U-46 G.O., Ser.      Aaa                                2,107
            1998, (FSA Insured), 5.35%, due 1/1/15
     2,250  Southwestern Illinois Local Gov't. Dev. Au. Rev., (Collinsville                                            2,239(^^)
            Ltd.), Ser. 2007, 5.00%, due 3/1/25                                                                  -----------
                                                                                                                      32,324
                                                                                                                 -----------

INDIANA (9.6%)
     1,995  Indiana Bond Bank Rev. (St. Revolving Fund Prog.), Ser. 2001 A,                    AAA                     2,156
            5.38%, due 2/1/17 Pre-Refunded 2/1/13

See Notes to Schedule of Investments

                                                                                                           JULY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc.cont'd
--------------------------------------------------------------

PRINCIPAL AMOUNT               SECURITY(@)                                              RATING                             VALUE(+)
($000's omitted)                                                                    Moody's  S&P                 ($000's omitted)
       760  Indiana Bond Bank Rev. (St. Revolving Fund Prog.), Ser. 2001 B,                    AAA                       811
            5.25%, due 2/1/18 Pre-Refunded 2/1/13
     8,005  Indiana Bond Bank Rev. (Unrefunded Bal. Revolving Fund Prog.), Ser.                AAA                     8,599
            2001 A, 5.38%, due 2/1/17
     2,800  Indiana Bond Bank Rev. (Unrefunded Bal. Revolving Fund Prog.), Ser.                AAA                     2,960
            2002 B, 5.25%, due 2/1/18
     4,000  Indiana Hlth. & Ed. Fac. Fin. Au. Hosp. Ref. Rev. (Clarian Hlth.        A2         A+                      4,061(B)
            Oblig. Group), Ser. 2006 B, 5.00%, due 2/15/21
     1,000  Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev., Ser. 2002 B, (MBIA      Aaa        AAA                     1,055
            Insured), 5.25%, due 1/1/18
     2,050  Indiana St. Hlth. Fac. Fin. Au. Rev. (Hlth. Sys. Sisters of St.         Aa3                                2,159(B)
            Francis), Ser. 2001, 5.35%, due 11/1/15
     1,065  Indiana St. Recreational Dev. Comm. Rev., Ser. 2002, (AMBAC             Aaa        AAA                     1,116
            Insured), 5.25%, due 7/1/18
     1,125  Indiana St. Recreational Dev. Comm. Rev., Ser. 2002, (AMBAC             Aaa        AAA                     1,176
            Insured), 5.25%, due 7/1/19
     2,580  Indianapolis Local Pub. Imp. Rev. (Indianapolis Arpt. Au. Proj.),       Aaa        AAA                     2,745
            Ser. 2003 A, (FSA Insured), 5.63%, due 1/1/17
     2,000  Jasper Hosp. Au. Hosp. Fac. Ref. Rev. (Mem. Hosp. & Hlth. Care Ctr.                AA                      2,109(B)
            Proj.), Ser. 2002, (Radian Insured), 5.50%, due 11/1/17                                              -----------
                                                                                                                      28,947
                                                                                                                 -----------

IOWA (2.4%)
     1,000  Coralville Urban Renewal Rev., Tax Increment, Ser. 2007 C, 5.00%,       Baa1                               1,031
            due 6/1/15
     3,000  Iowa Tobacco Settlement Au. Tobacco Settlement Asset-Backed Rev.,                  AAA                     3,153
            Ser. 2001 B, 5.30%, due 6/1/25 Pre-Refunded 6/1/11
     3,000  Iowa Tobacco Settlement Au. Tobacco Settlement Asset-Backed Rev.,       Baa3       BBB                     2,949
            Ser. 2005 C, 5.38%, due 6/1/38                                                                       -----------
                                                                                                                       7,133
                                                                                                                 -----------

LOUISIANA (1.2%)
     2,500  Morehouse Parish Ref. PCR (Int'l Paper Co. Proj.), Ser. 2001 A,         Baa3       BBB                     2,559(B)
            5.25%, due 11/15/13
     1,000  Tobacco Settlement Fin. Corp. Tobacco Settlement Asset-Backed Rev.,     Baa3       BBB                     1,041
            Ser. 2001 B, 5.50%, due 5/15/30                                                                      -----------
                                                                                                                      3,600
                                                                                                                 ----------

MARYLAND (0.5%)
     1,000  Maryland St. Hlth. & Higher Ed. Fac. Au. Rev. (Union Hosp. of Cecil     A3                                 1,046(B)
            Co.), Ser. 2002, 5.50%, due 7/1/14
       400  Prince George's Co. Unrefunded Balance Cons. Pub. Imp. G.O., Ser.       Aaa        AAA                       426
            2001, (FGIC Insured), 5.25%, due 12/1/16 Pre-Refunded 12/1/11                                        -----------
                                                                                                                       1,472
                                                                                                                 -----------
MASSACHUSETTS (8.7%)
     3,000  Massachusetts Port Au. Spec. Fac. Rev. (Delta Air Lines, Inc.           Aaa        AAA                     3,125(B)
            Proj.), Ser. 2001 A, (AMBAC Insured), 5.50%, due 1/1/19
     1,850  Massachusetts St. G.O., Ser. 2002 E, (MBIA Insured), 5.38%, due         Aaa        AAA                     1,981
            1/1/18 Pre-Refunded 1/1/13

See Notes to Schedule of Investments

                                                                                                           JULY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc.cont'd
--------------------------------------------------------------

PRINCIPAL AMOUNT               SECURITY(@)                                              RATING                             VALUE(+)
($000's omitted)                                                                    Moody's  S&P                 ($000's omitted)
     2,450  Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Caritas Christi Oblig.     Baa3       BBB                     2,501(B)
            Group), Ser. 1999 A, 5.70%, due 7/1/15
     2,810  Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Milford-Whitinsville       Baa3       BBB(-)                  2,868(B)
            Reg. Hosp.), Ser. 1998 C, 5.75%, due 7/15/13
     4,935  Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (New England Med. Ctr.      Aaa        AAA                     5,241(B)
            Hosp.), Ser. 2002 H, (FGIC Insured), 5.38%, due 5/15/16
     5,030  Massachusetts St. Wtr. Poll. Abatement Trust Rev. (MWRA Prog.),         Aaa        AAA                     5,321
            Ser. 2002 A, 5.25%, due 8/1/19
     2,000  Massachusetts St. Wtr. Poll. Abatement Trust Rev. (Pool Prog.),         Aaa        AAA                     2,105
            Ser. 2001, 5.25%, due 2/1/16 Pre-Refunded 8/1/11
     2,775  Massachusetts St. Wtr. Poll. Abatement Trust Unrefunded Balance         Aaa        AAA                     2,904
            Rev. (Pool Prog.), Ser. 2001, 5.25%, due 2/1/16                                                      -----------
                                                                                                                      26,046
                                                                                                                 -----------

MICHIGAN (5.5%)
     3,075  Detroit Sch. Dist. Sch. Bldg. & Site Imp. G.O., Ser. 2002 A, (FGIC      Aaa        AAA                     3,323
            Insured), 5.50%, due 5/1/15 Pre-Refunded 5/1/13
     1,070  Ingham & Clinton Cos. East Lansing Bldg. Au. Ref. G.O., Ser. 1999,                 AA(+)                   1,099
            5.25%, due 10/1/16
     1,375  Macomb Co. New Haven Comm. Sch. Bldg. & Site G.O., Ser. 2002,           Aa3        AA(-)                   1,463
            5.25%, due 5/1/17 Pre-Refunded 11/1/12
     1,500  Michigan St. Bldg. Au. Rev. (Fac. Prog.), Ser. 2001 II, 5.50%, due      A1         A(+)                    1,595
            10/15/18 Pre-Refunded 10/15/11
     1,830  Michigan St. Hsg. Dev. Au. Single-Family Mtge. Rev., Ser. 2001 A,       Aaa        AAA                     1,868
            (MBIA Insured), 5.30%, due 12/1/16
     3,850  Royal Oak Hosp. Fin. Au. Hosp. Ref. Rev. (William Beaumont Hosp.),      Aa3        AA(-)                   4,163(B)
            Ser. 1996, 6.25%, due 1/1/12
     1,000  Summit Academy North Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.00%,                BB(+)                   1,037
            due 11/1/15
     2,000  Summit Academy North Pub. Sch. Academy Ref. Rev., Ser. 2005, 5.25%,                BB(+)                   1,998
            due 11/1/20                                                                                          -----------
                                                                                                                      16,546
                                                                                                                 -----------

MINNESOTA (2.3%)
     2,000  Freeborn Co. Hsg. & Redev. Au. Lease Rev. (Criminal Justice Ctr.        Baa1                               2,080
            Proj.), Ser. 2002, 5.38%, due 2/1/17
     2,000  Maple Grove Hlth. Care Sys. Rev. (Maple Grove Hosp. Corp.), Ser.        A3                                 2,057(B)
            2007, 5.00%, due 5/1/17
     2,540  St. Paul Port Au. Lease Rev. (Office Bldg. at Cedar Street), Ser.       Aa2        AA(+)                   2,636
            2002, 5.00%, due 12/1/17                                                                             -----------
                                                                                                                       6,773
                                                                                                                 -----------

MISSOURI (4.0%)
     3,495  Bi State Dev. Agcy. Metro. Dist. Rev. (Metrolink Cross Co.              Aaa        AAA                     3,725
            Extension Proj.), Ser. 2002 B, (FSA Insured), 5.25%, due 10/1/16
     2,000  Boone Co. Hosp. Ref. Rev. (Boone Hosp. Ctr.), Ser. 2002, 5.05%, due     A3                                 2,039(B)
            8/1/20
     2,425  Branson Dev. Fin. Board Infrastructure Fac. Board Rev., Ser. 2003       Baa1       BBB(+)                  2,451
            A, 5.00%, due 12/1/17
       750  Branson Ind. Dev. Au. Ltd. Oblig. Tax Increment Rev. (Branson                                                754(^^)
            Landing-Retail Proj.), Ser. 2005, 5.25%, due 6/1/21

See Notes to Schedule of Investments

                                                                                                           JULY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc.cont'd
--------------------------------------------------------------

PRINCIPAL AMOUNT               SECURITY(@)                                              RATING                             VALUE(+)
($000's omitted)                                                                    Moody's  S&P                 ($000's omitted)
     2,000  Missouri St. Env. Imp. & Energy Res. Au. Wtr. Poll. Ctrl. &             Aaa                                2,154
            Drinking Wtr. Rev., Ser. 2002 B, 5.50%, due 7/1/16
       820  Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev., Ser. 2001 II,                 AA                        844
            (FHA Insured), 5.25%, due 12/1/16
       110  Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev., Ser. 2001 III,                AA                        113
            (FHA Insured), 5.05%, due 12/1/15                                                                    -----------
                                                                                                                      12,080
                                                                                                                 -----------
NEVADA (5.3%)
     5,335  Clark Co. Passenger Fac. Charge Ref. Rev. (Las Vegas-McCarran Int'l     Aaa        AAA                     5,512
            Arpt. Proj.), Ser. 2002 A, (MBIA Insured), 5.25%, due 7/1/10
     4,355  Las Vegas Valley Wtr. Dist. Ref. & Wtr. Imp. G.O., Ser. 2003 A,         Aaa        AAA                     4,622
            (FGIC Insured), 5.25%, due 6/1/16
     5,395  Truckee Meadows Wtr. Au. Wtr. Rev., Ser. 2001 A, (FSA Insured),         Aaa        AAA                     5,703
            5.50%, due 7/1/15                                                                                    -----------
                                                                                                                      15,837
                                                                                                                 -----------
NEW HAMPSHIRE (1.8%)
     3,310  New Hampshire Hlth. Ed. Fac. Au. Rev. (Univ. Sys. of New                Aaa        AAA                     3,526
            Hampshire), Ser. 2001, (AMBAC Insured), 5.38%, due 7/1/17 Pre-
            Refunded 7/1/11
     1,700  New Hampshire Hlth. Ed. Fac. Au. Rev. (Univ. Sys. of New                Aaa        AAA                     1,804
            Hampshire), Ser. 2001, (AMBAC Insured), 5.38%, due 7/1/17                                            -----------
                                                                                                                       5,330
                                                                                                                 -----------

NEW JERSEY (6.3%)
     5,000  New Jersey Bldg. Au. St. Bldg. Ref. Rev., Ser. 2002 B, (FSA             Aaa        AAA                     5,309
            Insured), 5.25%, due 12/15/15
     1,500  New Jersey Econ. Dev. Au. Cigarette Tax Rev., Ser. 2004, 5.63%, due     Baa2       BBB                     1,555
            6/15/19
       700  New Jersey Econ. Dev. Au. Retirement Comm. Rev. Ref. (Seabrook                                               703(B)(^^)
            Vlg., Inc. Fac.), Ser. 2006, 5.25%, due 11/15/26
     6,900  New Jersey Ed. Fac. Au. Rev. (Stevens Institute of Technology),         Baa2       BBB(+)                  7,195(B)
            Ser. 2002 C, 5.25%, due 7/1/17 Pre-Refunded 7/1/13
     4,000  New Jersey Hlth. Care Fac. Fin. Au. Rev. (Somerset Med. Ctr.            Ba1                                4,084(B)
            Issue), Ser. 2003, 5.50%, due 7/1/18                                                                 -----------
                                                                                                                      18,846
                                                                                                                 -----------

NEW YORK (5.8%)
     1,105  Lyons Comm. Hlth. Initiatives Corp. Fac. Rev., Ser. 2004, 5.50%,        A2                                 1,170
            due 9/1/14
     3,250  New York City G.O., Ser. 2002 C, 5.50%, due 8/1/15                      Aa3        AA                      3,491
     2,580  New York City IDA Civic Fac. Rev. (Lycee Francais de New York                      A                       2,681(B)
            Proj.), Ser. 2002 A, (ACA Insured), 5.50%, due 6/1/14
       750  New York City IDA Civic Fac. Rev. (Vaughn College of Aeronautics                   BB(+)                     742(B)
            and Technology), Ser. 2006 A, 5.00%, due 12/1/21
     2,750  New York City IDA Liberty Rev. (7 World Trade Center, LLC Proj.),                                          2,888(^^)
            Ser. 2005 A, 6.25%, due 3/1/15
     1,750  New York City IDA Spec. Fac. Rev. (American Airlines, Inc. J.F.K.                  B                       1,996(B)
            Int'l Arpt. Proj.), Ser. 2005, 7.50%, due 8/1/16
     1,250  New York Liberty Dev. Corp. Rev. (Nat'l Sports Museum Proj.), Ser.                                         1,291(^^)
            2006 A, 6.13%, due 2/15/19

See Notes to Schedule of Investments

                                                                                                           JULY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc.cont'd
--------------------------------------------------------------

PRINCIPAL AMOUNT               SECURITY(@)                                              RATING                             VALUE(+)
($000's omitted)                                                                    Moody's  S&P                 ($000's omitted)
     1,700  New York St. Dorm. Au. Personal Income Tax Rev., Ser. 2003 A,           Aa3        AAA                     1,831
            5.38%, due 3/15/20 Pre-Refunded 3/15/13
     1,300  New York St. Urban Dev. Corp. Ref. Rev. (Correctional Cap. Fac.),       A1         AA(-)                   1,331
            Ser. 1998, 5.00%, due 1/1/14                                                                         -----------
                                                                                                                      17,421
                                                                                                                   ---------

NORTH DAKOTA (1.5%)
     4,100  Fargo Hlth. Sys. Rev. (Meritcare Obligated Group), Ser. 2002 A,         Aaa        AAA                     4,373(B)
            (AMBAC Insured), 5.63%, due 6/1/17                                                                   -----------

OHIO (2.7%)
     1,000  Coshocton Co. Env. Imp. Ref. Rev. (Smurfit-Stone Container                         CCC(+)                    991(n)(B)
            Enterprises, Inc. Proj.), Ser. 2005, 5.13%, due 8/1/13
     3,000  Moraine Solid Waste Disp. Rev. (General Motors Corp. Proj.), Ser.       Caa1       B(-)                    3,162(B)
            1994, 6.75%, due 7/1/14
     3,760  Ohio Air Quality Dev. Au. Env. Imp. Ref. Rev. (USX Corp. Proj.),        Baa1       BBB(+)                  3,892(B)
            Ser. 1995, 5.00%, due 11/1/15                                                                        -----------
                                                                                                                       8,045
                                                                                                                 -----------
PENNSYLVANIA (5.7%)
     1,765  Cumberland Co. West Shore Area Au. Hosp. Rev. (Holy Spirit Hosp. of                BBB                     1,851(B)
            the Sisters of Christian Charity Proj.), Ser. 2001, 6.05%, due
            1/1/19
       565  Delaware River Joint Toll Bridge Comm. Sys. Rev., Ser. 2003, 5.25%,     A2         A(-)                      605
            due 7/1/18 Pre-Refunded 7/1/13
       435  Delaware River Joint Toll Bridge Comm. Sys. Rev., Ser. 2003, 5.25%,     A2         A(-)                      458
            due 7/1/18
     2,000  Lehigh Co. Gen. Purp. Au. Rev. (KidsPeace Oblig. Group), Ser. 1998,     B2                                 2,009(B)
            6.00%, due 11/1/23
     5,000  Montgomery Co. Higher Ed. & Hlth. Au. Hosp. Rev. (Abington Mem.                    A                       5,078(B)
            Hosp. Proj.), Ser. 2002 A, 5.00%, due 6/1/19
     1,000  Pennsylvania Econ. Dev. Fin. Au. Res. Rec. Ref. Rev. (Colver                                               1,001(^^)
            Proj.), Ser. 2005 G, 5.13%, due 12/1/15
     2,000  Philadelphia Arpt. Ref. Rev. (Philadelphia Arpt. Sys.), Ser. 1998       Aaa        AAA                     2,059
            A, (FGIC Insured), 5.38%, due 6/15/14
     1,480  Sayre Hlth. Care Fac. Au. Rev., (Guthrie Hlth. Proj.), Ser. 2002 A,                A                       1,602(B)
            5.75%, due 12/1/21 Pre-Refunded 12/1/11
       520  Sayre Hlth. Care Fac. Au. Rev. Unrefunded Bal., (Guthrie Hlth.                     A                         548(B)
            Proj.), Ser. 2002 A, 5.75%, due 12/1/21
     2,000  Westmoreland Co. IDA Gtd. Rev. (National Waste & Energy Corp.,                     BBB                     2,015(B)
            Valley Landfill Expansion Proj.), Ser. 1993, 5.10%, due 5/1/18                                       -----------
                                                                                                                      17,226
                                                                                                                 -----------

SOUTH CAROLINA (5.5%)
     1,100  Charleston Co. Sch. Dist. G.O., Ser. 2001, (FSA Insured), 5.00%,        Aaa        AAA                     1,144
            due 2/1/18
     2,140  Mt. Pleasant Town Waterworks & Swr. Sys. Ref. & Imp. Rev., Ser.         Aaa        AAA                     2,273
            2002, (FGIC Insured), 5.25%, due 12/1/17
     2,345  South Carolina Jobs Econ. Dev. Au. Hosp. Ref. Rev. (Palmetto Hlth.      Baa1       BBB(+)                  2,484(B)
            Alliance), Ser. 2003 A, 6.00%, due 8/1/13
     2,000  South Carolina Jobs Econ. Dev. Au. Hosp. Ref. Rev. (Palmetto Hlth.      Baa1       BBB(+)                  2,119(B)
            Alliance), Ser. 2003 A, 6.13%, due 8/1/23

See Notes to Schedule of Investments

                                                                                                           JULY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc.cont'd
--------------------------------------------------------------

PRINCIPAL AMOUNT               SECURITY(@)                                              RATING                             VALUE(+)
($000's omitted)                                                                    Moody's  S&P                 ($000's omitted)
     4,665  South Carolina St. Pub. Svc. Au. Rev., Ser. 2002 B, (FSA Insured),      Aaa        AAA                     4,943
            5.38%, due 1/1/18
     3,500  Union Co. IDR (Federal Paper Board Co., Inc. Proj.), Ser. 1989,         Baa3       BBB                     3,465(B)
            4.55%, due 11/1/09                                                                                   -----------
                                                                                                                      16,428
                                                                                                                 -----------

TENNESSEE (2.1%)
     1,655  Knox Co. Hlth. Ed. & Hsg. Fac. Board Hosp. Fac. Rev., Ser. 2002 A,      Aaa        AAA                     1,784(B)
            5.50%, due 1/1/18 Pre-Refunded  1/1/13
     1,360  Knox Co. Hlth. Ed. & Hsg. Fac. Board Hosp. Fac. Rev. Unrefunded         Aaa        AAA                     1,453(B)
            Bal., Ser. 2002 A, (FSA Insured), 5.50%, due 1/1/18
     3,085  Memphis-Shelby Co. Arpt. Au. Spec. Fac. Ref. Rev. (Federal Express      Baa2       BBB                     3,186(B)
            Corp.), Ser. 2002, 5.05%, due 9/1/12                                                                 -----------
                                                                                                                       6,423
                                                                                                                 -----------

TEXAS (22.8%)
     4,145  Anson Ed. Fac. Corp. Std. Hsg. Rev. (Univ. of Texas at Dallas-                     A                       4,178(B)
            Waterview Park Proj.), Ser. 2002, 5.00%, due 1/1/23
       965  Austin Convention Enterprises, Inc. Convention Ctr. Hotel First         Aaa        BBB(-)                  1,023
            Tier Rev., Ser. 2001 A, 6.38%, due 1/1/16 Pre-Refunded 1/1/11
     3,300  Brazos River Au. Ref. PCR (TXU Energy Co. LLC Proj.), Ser. 2003 A,      Baa2       BB                      3,519(B)
            6.75%, due 4/1/38 Putable 4/1/13
     1,000  Brazos River Au. Ref. PCR (TXU Energy Co. LLC Proj.), Ser. 2003 D,                 BB                      1,008(B)
            5.40%, due 10/1/29 Putable 10/1/14
     1,000  Brazos River Au. Ref. Rev. (Reliant Energy, Inc. Proj.), Ser. 1999      Ba1        BBB(-)                  1,043(B)
            B, 7.75%, due 12/1/18
     3,600  Corpus Christi Tax & Muni. Hotel Occupancy Tax G.O., Ser. 2002,         Aaa        AAA                     3,846
            (FSA Insured), 5.50%, due 9/1/17
     2,100  Dallas-Fort Worth Int'l Arpt. Fac. Imp. Corp. Rev., Ser. 2004 A-1,      Ba2                                2,110(B)
            6.15%, due 1/1/16
     1,935  Dallas-Fort Worth Int'l Arpt. Imp. Rev., Ser. 2004 B, (FSA              Aaa        AAA                     2,069
            Insured), 5.50%, due 11/1/18
     1,750  Ector Co. Hosp. Dist. Hosp. Rev., Ser. 2002 A, 5.63%, due 4/15/16       A3         A(-)                    1,787
     1,745  Ector Co. Hosp. Dist. Hosp. Rev., Ser. 2002 A, 5.63%, due 4/15/17       A3         A(-)                    1,780
       200  Harris Co. Hlth. Fac. Dev. Corp. Hosp. Rev., (Texas Children's          Aaa        AAA                       200(m)(B)
            Hosp. Proj.), Ser. 1999 B-1, (MBIA Insured), 3.70%, due 8/1/07
     4,790  Harris Co. Toll Road Sr. Lien Rev., Ser. 2002, (FSA Insured),                                              5,115(^^)
            5.38%, due 8/15/16 Pre-Refunded 8/15/12
     2,210  Harris Co. Toll Road Sr. Lien Rev., Unrefunded Bal., Ser. 2002,                                            2,351(^^)
            (FSA Insured), 5.38%, due 8/15/16
       610  HFDC Central Texas, Inc. Retirement Fac. Rev., Ser. 2006 A, 5.25%,                                           613(B)(^^)
            due 11/1/15
     3,235  Houston Arpt. Sys. Sub. Lien. Ref. Rev., Ser. 2001 A, (FGIC             Aaa        AAA                     3,399
            Insured), 5.50%, due 7/1/16
     4,955  Houston Pub. Imp. Ref. G.O., Ser. 2002, (MBIA Insured), 5.25%, due      Aaa        AAA                     5,207
            3/1/17
     2,000  Lubbock Hlth. Fac. Dev. Corp. Rev. (St. Joseph Hlth. Sys.), Ser.        Aa3        AA(-)                   2,038(B)
            1998, 5.25%, due 7/1/16
     4,780  North Central Hlth. Fac. Dev. Corp. Hosp. Ref. Rev. (Baylor Hlth.       Aa3        AA(-)                   4,902(B)
            Care Sys. Proj.), Ser. 1998, 5.10%, due 5/15/13

See Notes to Schedule of Investments

                                                                                                           JULY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc.cont'd
--------------------------------------------------------------

PRINCIPAL AMOUNT               SECURITY(@)                                              RATING                            VALUE(+)
($000's omitted)                                                                    Moody's  S&P                 ($000's omitted)
       950  Northwest Texas Independent Sch. Dist. Sch. Bldg., Ser. 2002, (PSF      Aaa                                1,024
            Insured), 5.50%, due 8/15/17 Pre-refunded 2/15/13
        50  Northwest Texas Independent Sch. Dist. Unrefunded Bal. Sch. Bldg.,      Aaa                                   54
            Ser. 2002, (PSF Insured), 5.50%, due 8/15/17
        20  San Antonio Cert. of Obligation G.O., Ser. 2002, 5.00%, due 2/1/14      Aa2        AA(+)                      21
            Pre-Refunded 2/1/12
     6,795  San Antonio Independent Sch. Dist. Unlimited Tax G.O., Ser. 2001 B,     Aaa        AAA                     7,135
            (PSF Insured), 5.38%, due 8/15/17
     1,240  San Antonio Unrefunded Balance Cert. of Obligation G.O., Ser. 2002,     Aa2        AA(+)                   1,291
            5.00%, due 2/1/14
       500  San Leanna Ed. Fac. Corp. Higher Ed. Ref. Rev., (St. Edwards Univ.      Baa2       BBB(+)                    514(B)
            Proj.), Ser. 2007, 5.00%, due 6/1/19
       910  Southmost Regl. Wtr. Auth. Tex. Wtr. Supply Contract Rev., Ser.         Aaa                                  977
            2002, (MBIA Insured), 5.50%, due 9/1/19 Pre-Refunded 9/1/12
     1,000  Southmost Regl. Wtr. Auth. Tex. Wtr. Supply Contract Rev.               Aaa                                1,066
            Unrefunded Bal., Ser. 2002, (MBIA Insured), 5.50%, due 9/1/19
     4,200  Tarrant Reg. Wtr. Dist. Wtr. Ref. & Imp. Rev., Ser. 2002, (FSA          Aaa        AAA                     4,490
            Insured), 5.38%, due 3/1/16
       420  Texas Std. Hsg. Corp. Std. Hsg. Rev. (Midwestern St. Univ. Proj.),      Baa3                                 433
            Ser. 2002, 5.50%, due 9/1/12
     1,000  Trinity River Au. Imp. & Ref. Rev. (Tarrant Co. Wtr. Proj.), Ser.       Aaa        AAA                     1,077
            2003, (MBIA Insured), 5.50%, due 2/1/16 Pre-Refunded 2/1/13
     1,085  Tyler Hlth. Fac. Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg.       Baa1                               1,124
            Hlth. Care Ctr. Proj.), Ser. 2003, 5.25%, due 7/1/13
     2,950  Univ. of Texas Board of Regents Fin. Sys. Rev., Ser. 1999 B, 5.38%,     Aaa        AAA                     3,042
            due 8/15/18 Pre-Refunded 8/15/09                                                                     -----------
                                                                                                                      68,436
                                                                                                                 -----------

VIRGIN ISLANDS (0.9%)
     1,000  Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (HOVENSA Refinery),     Baa3       BBB                     1,084
            Ser. 2003, 6.13%, due 7/1/22
     1,500  Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (HOVENSA Refinery),     Baa3       BBB                     1,611(B)
            Ser. 2004, 5.88%, due 7/1/22                                                                         -----------
                                                                                                                       2,695
                                                                                                                 -----------

VIRGINIA (1.5%)
     1,000  Hopewell Ind. Dev. Au. Env. Imp. Ref. Rev. (Smurfit-Stone Container                CCC(+)                    995(B)
            Enterprise, Inc. Proj.), Ser. 2005, 5.25%, due 6/1/15
     2,620  Peninsula Ports Au. Res. Care Fac. Ref. Rev. (VA Baptist Homes),                                           2,656(B)(^^)
            Ser. 2006 C, 5.25%, due 12/1/21
     1,000  Virginia Beach Dev. Au. Residential Care Fac. Mtge. Ref. Rev.                                                968(B)(^^)
            (Westminster-Canterbury of Hampton Roads, Inc.), Ser. 2005, 5.00%,                                   -----------
            due 11/1/22                                                                                                4,619
                                                                                                                 -----------
WASHINGTON (11.8%)
     1,000  Clark Co. Vancouver Sch. Dist. Number 37 G.O., Ser. 1998, 5.13%,        Aa3                                1,054
            due 12/1/12
     8,800  Energy Northwest Elec. Ref. Rev. (Proj. Number 3), Ser. 2001 A,         Aaa        AAA                     9,362
            (FSA Insured), 5.50%, due 7/1/17
     5,000  King & Snohomish Cos. Northshore Sch. Dist. Number 417 G.O., Ser.       Aaa        AAA                     5,349
            2002, (FSA Insured), 5.50%, due 12/1/17 Pre-Refunded 6/1/12
     4,260  King Co. Pub. Trans. Sales Tax Ref. G.O., Ser. 2002, (FSA Insured),     Aaa        AAA                     4,553
            5.38%, due 12/1/14

See Notes to Schedule of Investments

                                                                                                           JULY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc.cont'd
--------------------------------------------------------------

PRINCIPAL AMOUNT               SECURITY(@)                                              RATING                             VALUE(+)
($000's omitted)                                                                    Moody's  S&P                 ($000's omitted)
     6,250  Port of Seattle Sub. Lien Rev., Ser. 2002 B, (FGIC Insured), 5.50%,     Aaa        AAA                     6,592
            due 9/1/16
    1,625  Skagit Co. Pub. Hosp. Dist. Ref. Rev., Ser. 2003, 6.00%, due            Baa2                                1,749
            12/1/18
     2,500  Tacoma Wtr. Sys. Rev., Ser. 2001, (FGIC Insured), 5.13%, due            Aaa        AAA                     2,596
            12/1/19
     3,125  Washington St. Hlth. Care Fac. Au. Rev. (Yakima Valley Mem. Hosp.                  A                       3,174(B)
            Assoc.), Ser. 2002, 5.00%, due 12/1/17
     1,000  Washington St. Var. Purp. G.O., Ser. 1999 A, 4.75%, due 7/1/17          Aa1        AA                      1,005
                                                                                                                 -----------
                                                                                                                      35,434
                                                                                                                 -----------
WISCONSIN (5.5%)
     1,400  Badger Tobacco Asset Securitization Corp. Tobacco Settlement Asset-     Baa3       BBB                     1,460
            Backed Rev., Ser. 2002, 6.13%, due 6/1/27
     1,900  Univ. of Wisconsin Hosp. & Clinics Au. Hosp. Rev., Ser. 2002 B,         A1         A(+)                    1,984
            5.50%, due 4/1/12
     1,370  Wisconsin Hlth. & Ed. Fac. Au. Rev. (Aurora Med. Group, Inc.            Aaa        AAA                     1,476(B)
            Proj.), Ser. 1996, (FSA Insured), 6.00%, due 11/15/11
     1,000  Wisconsin Hlth. & Ed. Fac. Au. Rev., (Franciscan Sisters Hlth.                     BBB(+)                  1,018(B)
            Care), Ser. 2007, 5.00%, due 9/1/14
     7,205  Wisconsin St. G.O., Ser. 2002 C, (MBIA Insured), 5.25%, due 5/1/17      Aaa        AAA                     7,600
            Pre-Refunded 5/1/12
     2,780  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Kenosha Hosp. & Med. Ctr.,                A                       2,864(B)
            Inc. Proj.), Ser. 1999, 5.50%, due 5/15/15                                                           -----------
                                                                                                                      16,402
                                                                                                                 -----------
WYOMING (1.6%)
     4,895  Wyoming Comm. Dev. Au. Hsg. Rev., Ser. 2006 6, 5.00%, due 12/1/21       Aa1        AA(+)                   4,954
                                                                                                                 -----------
OTHER (1.6%)
     2,000  MuniMae Subordinated Cumulative Perpetual Preferred Shares, Ser. C,     Baa2                               1,992(n)
            4.70%, due 6/30/49 Putable 9/30/09
     3,000  Non-Profit Pfd. Fdg. Trust I, Ser. 2006 C, 4.72%, due 9/15/37           A2                                 2,910
                                                                                                                 -----------
                                                                                                                       4,902
                                                                                                                 -----------
            TOTAL INVESTMENTS (158.0%) (COST $466,220)                                                               473,791(##)

            Cash, receivables and other assets, less liabilities (1.8%)                                                5,468

            Liquidation Value of Auction Market Preferred Shares [(59.8%)]                                         (179,400)
                                                                                                                 -----------

            TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                                             $299,859
                                                                                                                 -----------

See Notes to Schedule of Investments

                                                       JULY 31, 2007 (UNAUDITED)
NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(+) Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", and collectively, the "Funds") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities, bid prices are obtained from principal market makers in those securities or, if quotations are not readily available, by methods each Fund's Board of Directors has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(##) At July 31, 2007, selected Fund information on a U.S. federal income tax basis was as follows:

                                          GROSS           GROSS              NET
(000'S OMITTED)                      UNREALIZED      UNREALIZED       UNREALIZED
NEUBERGER BERMAN          COST     APPRECIATION    DEPRECIATION     APPRECIATION

CALIFORNIA            $153,698           $2,763            $166           $2,597
INTERMEDIATE           466,220            8,456             885            7,571
NEW YORK               125,560            1,733             438            1,295

(@) At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 80%, 70%, and 61% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

(B)  Security is guaranteed by the corporate or non-profit obligor.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At July 31, 2007, these securities amounted to approximately $496,000 or 0.5% of net assets applicable to common shareholders for California, approximately $5,434,000 or 1.8% of net assets applicable to common shareholders for Intermediate and approximately $496,000 or 0.6% of net assets applicable to common shareholders for New York.

(^^) Not rated by a NRSRO.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2007.

(T)  Rated BBB by Fitch Investor Services, Inc.

For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statement.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Intermediate Municipal Fund Inc.


By:   /s/ Peter E. Sundman
      -----------------------
      Peter E. Sundman
      Chief Executive Officer

Date: September 25, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /s/ Peter E. Sundman
      --------------------------------
      Peter E. Sundman
      Chief Executive Officer

Date: September 25, 2007


By:   /s/ John M. McGovern
      ---------------------------------
      John M. McGovern
      Treasurer and Principal Financial
      and Accounting Officer

Date: September 25, 2007